Condensed financial information of Plastec Technologies, Ltd. (Details 1) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Revenues	$ 0	$ 0	$ 0
Other income	16,413	23,874	25,161
Income before income tax expense	(922)	6,749	(1,623)
Income tax expense	524	1,241	294
Total comprehensive income	139,895	692,042	131,335
Parent [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	0	0	74,000
Other income	5,689	17,866	13,091
Gain on disposal of a subsidiary	141,341	1,149,128	0
Administrative expenses	(5,937)	(10,573)	(16,213)
Income before income tax expense	141,093	1,156,421	70,878
Income tax expense	0	0	(232)
Total comprehensive income	$ 141,093	$ 1,156,421	$ 70,646